Cash flow information (Tables)	12 Months Ended
Jun. 30, 2026
Cash flow information
Summary of detail of significant non-cash transactions
	06.30.2026	06.30.2025	06.30.2024
Increase of investment properties through a decrease of investments in financial assets	4,892	30,306	-
Increase of property, plant and equipment through an increase of trade and other payables	76	128	-
Issuance of non-convertible notes	-	79,349	-
Increase of investments in financial assets through an increase in trade and other payables	-	11,729	-
Increase of investments in financial assets through a decrease of investments in associates and joint ventures	9,715	2,925	-
Decrease in investments in associates and joint ventures through a decrease in borrowings	1,394	397	-
Increase in investment properties through a decrease in trade and other receivables	108	-	-
Decrease in trading properties through an increase in trade and other receivables	-	4,282	-
Other comprehensive loss for the year	1,749	1,071	7,103
Reserve for share-based payments	1,393	-	-
Increase of derivative financial instruments through a decrease in Shareholders’ Equity	170,272	-	-
Decrease in investment properties through an increase in property, plant and equipment	587	2,169	19
Increase in intangible assets through an increase in salaries and social security liabilities	780	574	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	-	3,053	-
Decrease in investments in financial assets through a decrease in trade and other payables	8,281	5,276	-
Decrease in Shareholders’ Equity through a decrease in trade and other receivables	-	6,575	7,751
Decrease in Shareholders’ Equity through a decrease in investments in financial assets	67,975	40,115	114,661
Increase in right-of-use assets through an increase in lease liabilities	7,454	7,161	1,522
Increase of investments in financial assets through a decrease in trade and other receivables	6,215	-	-
Decrease of intangible assets through an increase in trading properties	-	100,710	-
Decrease in Shareholders’ Equity through an increase in trade and other payables	5	3,628	12,361
Decrease in trading properties through a decrease in borrowings	-	-	4,227
Barter transactions of investment properties	-	23	1,311
Decrease in investment properties through an increase in trade and other receivables	438	1,778	5,625
Decrease in investments in associates and joint ventures through an increase in trade and other receivables	2,464	24,975	10,047
Increase in intangible assets through a decrease in investment properties	469	3,267	51,039
Increase in intangible assets through an increase in trade and other payables	17	1,063	14,700
Increase of investments in financial assets through an increase in borrowings	-	709	927
Increase in borrowings through a decrease in trade and other payables	-	-	700
Increase in Shareholders’ Equity through a decrease in trade and other payables	-	-	1,856
Decrease in borrowings through an increase in trade and other payables	-	4,406	-
Increase in investment properties through an increase in trade and other payables	8,870	16,937	-
Decrease in right-of-use assets through a decrease in lease liabilities	-	9,069	-
Decrease of investment in financial assets through an increase in trade and other receivables	227	3,635	-
Decrease in lease liabilities through an increase in trade and other payables	-	614	-
Increase of investment in financial assets through a decrease in derivative financial instruments	-	144	-
Decrease in investment properties through an increase in trading properties	69,694	117,375	-
Increase of investments in financial assets through an increase in non-controlling interest in subsidiaries	1,603	-	-
Exercise of warrants	160,270	-	-

Description of cash flows generated
	Note	06.30.2026	06.30.2025	06.30.2024
Profit / (loss) for the year		420,977	261,911	(62,937)
Adjustments for:
Income tax	21	150,029	60,337	(86,273)
Amortization and depreciation	25	16,039	14,034	12,192
(Gain) / loss from disposal of property, plant and equipment	26	(2)	(16)	4
Net (gain) / loss from fair value adjustment of investment properties	9	(193,797)	3,338	652,773
Gain from lease modification		-	(2,647)	-
Charge of impairment of trading properties	26	11,940	25,540	-
(Gain) / loss from disposal of associates and joint ventures	26	-	(3,694)	2,541
(Gain) / loss on sale of trading properties and others		(13,702)	4,068	(7,087)
Financial results, net		(131,320)	28,725	(190,175)
Provisions and allowances		33,829	30,615	38,578
Share of profit of associates and joint ventures	8	(39,134)	(37,292)	(63,374)
Changes in operating assets and liabilities:
(Increase) / decrease in inventories		(246)	381	226
Decrease / (increase) in trading properties		2,113	5,484	(1,220)
Decrease / (increase) in trade and other receivables		20,506	(13,550)	8,874
Decrease in trade and other payables		(5,997)	(24,111)	(92,081)
Increase / (decrease) in salaries and social security liabilities		580	2,952	(3,753)
Decrease in provisions		(1,441)	(674)	(1,145)
Net cash generated by operating activities before income tax paid		270,374	355,401	207,143

Summary of balances recognized as part of the business combination
June 30, 2026
Investment properties	22,320
Property, plant and equipment	225
Intangible assets	339
Income tax credit	66
Trade and other receivables	813
Inventories	210
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(1,214)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Net value of assets acquired that did not affect cash	13,518
Cash and cash equivalents	5,514
Goodwill	4,179
Net value of incorporated assets	23,211
Previously held interest (financial asset)	(1,334)
Settlement through a decrease in investments in financial assets	(9,712)
Seller Financed Amount	(4,294)
Cash consideration paid	7,871
Cash and cash equivalents acquired	(5,514)
Net outflow of cash and cash equivalents	2,357